Exhibit 99.7 Schedule 3

Dummy ID	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
4HNAEWK1UBR	xx	xx	xx	New York	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Title holder is not an individual - EV R COMMENT: The subject property originated as LLC in the name of xx. The LLC agreement is missing from the loan file. 7-12-2022 - Provided LLC agreement. Hence, exception has been resolved. *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Provide 1008 as it is missing in package.	*** (WAIVED) Required Documentation Missing or Incomplete - EV W
COMMENT:   Provide the missing 1004D as required by guidelines

7-12-2022 : the condition had been raised for 1004D / completion cert but have received  secondary valuation which does not suffice the condition .condition not resolved.

07/xx/2022 - Not resolved - Received appraisal document which says "subject to the following required inspection based on the extraordinary assumption that the condition or deficiency does not require alteration or repair: Appraisal is subject to inspection of units 3 & 4 being completed.". 1004D / completion cert is still missing.

																07/xx/2022 - Received approved exception request form stating "Due to covid concerns, Appraiser was unable to inspect every unit".	Borrower has a high credit score of 760, an as-stabilized DSCR of 1.7 as well as inheriting tenants from previous owner.	Blanket	xx	xx	xx	Investor	Purchase	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	01/xx/2023
RFCEADP2B1Y	xx	xx	xx	Pennsylvania	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Appraisal report for "xx" missing in the file.

07/xx/2022 - Appraisal received for "xx". Hence, Condition is resolved.

*** (CURED) Appraised value is less than loan amt. - EV R
COMMENT:   The Appraisal report reflects the appraised value as xx and the loan amount is xx which is resulting in the LTV of xx%

07/xx/2022 - Appraisal received for "xx". Which reflects appraised value as xx so the total of both the appraisal is xx. Sales price is xx which is lower than appraised value due to which LTV is xx%. Hence, Condition is resolved.

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the settlement statement received dated 02/xx/2022, the total cash from borrower is $181,414.63; however, the total verified assets is $167526.81, which results in a shortfall of $13887.82. Need to sufficient assets to cover the shortfall of assets.

07/xx/2022 - Not Resolved - We have received POF calculator which is not sufficient to clear this exception. Moreover, we are missing HUD for xx property.

07/xx/2022 - Received updated HUD settlement statement stating cash from borrower is $91,947.82 and borrower has sufficient cash to cover closing cost and reserve requirement. Hence, condition is resolved.

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Hazard insurance coverage amount does not cover loan amount. Hazard insurance coverage amount is $225,000, loan amount is xx and Total Estimate of Cost New is $226,800. Moreover, Replacement Cost is missing from the file.

7-12-2022 : Condition had been raised for the reconstruction estimate or the hazard insurance with sufficient dwelling to cover the loan amount.

07/xx/2022 - Not Resolved - Estimated Replacement Cost received of $248,948.00 which is more than dwelling coverage of $225,000.00.

07/xx/2022 - Received signed letter from the Insurance company stating that it is 100% replacement cost. Hence, exception is resolved.

*** (CURED) LTV / CLTV > 100% - EV R
COMMENT:   As per lender guideline maximum LTV allowed 80% however in this loan LTV is xx%, hence it is breaching the allowable threshold limit as per guideline. Appraisal value is xx and sale price is xx considering the lower value for LTV (xx). The LTV to be recalculated once the missing appraisal for property "xx" is received.

07/xx/2022 - Appraisal received for "xx". Which reflects appraised value as xx so the total of both the appraisal is xx. Sales price is xx which is lower than appraised value due to which LTV is xx%. Hence, Condition is resolved.

*** (CURED) LTV or CLTV exceeds 104% - EV R
COMMENT:   As per lender guideline  Maximum LTV allowed 80% however in this loan it is xx%, hence it is falling outside guideline. Appraisal value is xx and Sale price is xx
Am considering the lower value.

07/xx/2022 - Appraisal received for "xx". Which reflects appraised value as xx so the total of both the appraisal is xx. Sales price is xx which is lower than appraised value due to which LTV is xx%. Hence, Condition is resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Provide a copy of note signed at closing.

07/xx/2022 - Received signed note. Hence, exception cleared.

*** (CURED) Signatures at closing - There is an issue with not all property owners signing the title. - EV R
COMMENT:   The review of the updated title report dated 6/2/2022 shows that the subject mortgage was originated in the amount of xx on 2/xx/2022 with the lender xx, xx which was recorded on 2/xx/2022. However, the alert note shows xx and xx as Gaurantor for xx, mortgage only signed by xx. No documents have been found regarding xx interest.

7-12-2022 : provided promissory note has only one borrower signature (xx ) did not receive the other borrower signature (xx) . condition not resolved

07/xx/2022 - The guarantor signed all the documents that the guarantor is required to sign, the mortgage is not one of those documents. The consent of members authorizes the other member to sign all the other docs. Hence, exception is resolved.

*** (CURED) Title Rvw shows lower lien position than loan docs - EV R
COMMENT:   The subject mortgage is in second lien position.
The review of the updated title report dated 6/2/2022 shows that there is a prior mortgage (Subject to Tax Deed) in the favor of xx. xx of IN, in the amount of $78,000.00 which was recorded on 8/3/2005.

*** (CURED) Transmittal (1008) is Missing - EV R
															COMMENT: Provide a copy of final 1008 as it is missing in the file.			Blanket	xx	xx	xx	Investor	Purchase	724					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	11/xx/2022
4LYDITAAEL0	xx	xx	xx	Pennsylvania	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Provide Lease agreement for property "xx" as Lease agreement is missing in package.

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   As per lender guideline Sharestates - DSCR Guideliness_Dec2021- Updated.pdf minimum DSCR is 1.20 however in this loan it is 0.36 hence it is breaching the guideline.

07/xx/2022 - DSCR 2.45 is calculated as per the Appraisal documents received. Hence, condition is resolved.

*** (CURED) Signatures at closing - There is an issue with not all property owners signing the title. - EV R
COMMENT:   There is an partial interest issue.
The mortgage was originated with the “xx” recorded on 2/xx/2022 and the mortgage was signed by the xx. However, the updated title report dated 6/2/2022 alert note shows as “xx and xx" as Guarantor of xx, but mortgage is only signed by the "xx" and signature of xx is missing from the subject mortgage.

															7-25 - Resolved - Received explanation from client that "consent of members authorizes xx to sign in place of the other members".			Blanket	xx	xx	xx	Investor	Cash Out	724					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/xx/2022
1HVZB5GE44B	xx	xx	xx	New Jersey	Not Covered/Exempt	3	2	2	1	1	No	No	*** (OPEN) Title Review shows outstanding delinquent taxes - EV 2 COMMENT: As per the updated title report dated 08/xx/2022 (property address: xx), the 3rd installment taxes for the year 2022 are delinquent for the amount of $4563.90 which were due on 08/xx/2022 and good through as 08/xx/2022.	*** (CURED) Active Judgment Against Borrower - EV R
COMMENT:   As per the updated title report dated 06/xx/2022, there is prior UCC lien recorded on 08/xx/2018 for the amount of $0.00 in the favor of xx.

7/xx/2022- Received response from seller that the UCC lien should not an issue regards to title for the property and condition has been resolved.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Appraisal report missing for the property "xx". The LTV to be recalculated once the missing appraisal is received.

07/xx/2022 - Appraisal received for "xx". Which reflects appraised value as xx and for property "xx" appraised value is xx so the total of both the appraisal is xx. Due to which LTV is xx%. Hence, Condition is resolved.

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   DSCR arrives at 0.86 However as per lending guide the minimum DSCR ratio should be 1.20 for multi family.

07/xx/2022 - DSCR 1.36 is calculated as per the Appraisal documents received. Hence, condition is resolved.

*** (CURED) LTV / CLTV > 100% - EV R
COMMENT:   As per the guidelines the minimum LTV is 75% However Loan amount is xx & Apprised value is xx Which comes to LTV at xx% "Appraisal is missing for the property "xx" he LTV to be recalculated once the missing appraisal is received

07/xx/2022 - Appraisal received for "xx". Which reflects appraised value as xx and for property "xx" appraised value is xx so the total of both the appraisal is xx. Due to which LTV is xx%. Hence, Condition is resolved.

*** (CURED) LTV or CLTV exceeds xx% - EV R
COMMENT:   As per the guidelines the minimum LTV is 75% , but as per the appraisal  the LTV is xx% which is no acceptable

07/xx/2022 - Appraisal received for "xx". Which reflects appraised value as xx and for property "xx" appraised value is xx so the total of both the appraisal is xx. Due to which LTV is xx%. Hence, Condition is resolved.

*** (CURED) Transmittal (1008) is Missing - EV R
															COMMENT: loan transmittal summary 1008 is missing in the package			Blanket	xx	xx	xx	Investor	Cash Out	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	11/xx/2022
PX3SPWJ0OA0	xx	xx	xx	New Jersey	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R COMMENT: Provide flood insurance document. Property in flood zone and missing in the flood insurance document in the package.			Single Family	xx	xx	xx	Investor	Purchase	750					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	06/xx/2022
LYZMSDJNS2R	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	781					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/xx/2022
2WU0KPFK0P2	xx	xx	xx	New York	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Title policy missing - EV R COMMENT: Please provide a copy of purchase deed from "xx to xx" 08/xx/2022 - Purchase deed is not required as final title policy on pg 501 of the loan file has owner name xx. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Cash Out	758		xx			Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	11/xx/2022
ZG0ADMLREDR	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Dwelling coverage amount $365,651.00, Total Estimate of Cost-New $644,670.00 and Loan amount xx. Hazard coverage amount not covering the loan amount and Replacement Cost Estimator is missing from the file. 09/xx/2022 - New hazard insurance policy received with dwelling coverage amount of $443,105.00. Moreover, we have received estimated replacement cost of $401,182.34 which is covered by dwelling amount. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Cash Out	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	11/xx/2022
JJEAR2XCIKK	xx	xx	xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per desk review value is xx and main appraisal value is xx so variance -10.204 ,allowed variance + or - 10% variance, but variance is more then 10%. Please provide additional valuation from below 3 product list. Clear Capital - Collateral Desktop Analysis (CDA); Proteck - Appraisal Risk Review (ARR); or Red Bell - Valuation Risk Review (VRR). 10/xx/2022 - We have used lower value which is xx which satisfy the exception. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Cash Out	766					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	09/xx/2022
ZPKWJ1SSPD0	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Dwelling coverage ($311,000.00) reflecting on the hazard insurance policy is not sufficient to cover the loan amount xx; however, replacement cost estimator is not present in file and policy includes home protector coverage 25% which is not covered by the dwelling coverage. 10/xx/2022 - Resolved - Property coverage document has been provided. Hence, Condition is resolved.			PUD	xx	xx	xx	Primary	Refinance	751	1.17	xx	8	$11,758.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		21.376%		Alternative	QC Complete	11/xx/2022
JXQIXKTOXPU	xx	xx	xx	Massachusetts	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Please provide the Mortgage statement for "xx". In credit report it is dated 5/3/2022 and the last paid date is 3/xx/2022. 10/xx/2022 - Supplemental Credit report in the file on page no 459 shows the xx is current with the last paid date of 5/5/2022. Hence, exception is resolved.			3 Family	xx	xx	xx	Investor	Purchase	739					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/xx/2022
FWAPTQ5NF3W	xx	xx	xx	Tennessee	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Appraisal is stale dated without recertification in file - EV R
COMMENT:   Provided Appraisal is inspected on dated xx(effective date of appraisal xx), however loan closing on xx. As per the guideline, appraisal report must be completed no earlier than 120 days prior to the Note Date.

Resolved: Appraisal received - 10/13

*** (CURED) Compliance Testing - EV R
COMMENT:   The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.  Brokerage/Finder Fee Test Fail : Charged $9,375.00 Allowed $5,180.00 Over By +$4,195.00  Points - Loan Discount Fee - $2,745.00 Administration Fee - $1,450.00 Mortgage Broker Fee - $5,180.00

Resolved 10/xx/2022 : Received LOE for brokerage/finder fee exceeds and updated, hence condition cleared.

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test Fail : Charged 8.599% Allowed 7.380% Over by +1.219%

*** (CURED) Title issue - EV R
COMMENT:   The successor and assignee clause is missing from the final title policy. This can be cured by adding an addendum with successor and assignee clause.

															11/xx/2022- Resolved- Revised copy of final title policy with successor and assignee clause has been received. Hence, exception has been resolved.			Single Family	xx	xx	xx	Primary	Cash Out	587	6	xx	11.08	$4,730.42	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	50.193%		Full Documentation	QC Complete	11/xx/2022
C0SSINGA0EW	xx	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Missing Initial Closing Disclosure in the loan file. Require Initial Closing Disclosure. Resolved 10/xx/2022 : Received Initial Closing Disclosure document and updated, hence condition cleared. *** (CURED) Title policy missing - EV R COMMENT: Final title policy is missing from the loan file. However, values are updated from commitment located at (xx xx Pg#467). 10/xx/2022- Final title policy received. Hence, exception is resolved.			Single Family	xx	xx	xx	Primary	Purchase	741		xx	22	$11,436.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.831%	No	Alternative	QC Complete	09/xx/2022
SVLVLMGBWGI	xx	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R COMMENT: Dwelling amount $177,300.00 is not sufficient to cover the loan amount xx. Require Hazard insurance policy with sufficient coverage. Resolved: HOI policy received - 10/13 *** (CURED) Title policy missing - EV R COMMENT: The final title policy is missing from the loan file. However, we have title commitment. This is the new originations loans so we are waiting for final title policy. 10/xx/2022- Resolved- Final title policy received. Hence, exception is resolved.			PUD	xx	xx	xx	Secondary	Purchase	721		xx	20	$9,425.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.838%	No	Alternative	QC Complete	09/xx/2022
FGULBW4IDKM	xx	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 8.296% Allowed 6.870% Over by +1.426%.

*** (CURED) Title policy missing - EV R
COMMENT:   Final title policy is missing from the loan file. However, title commitment is located at xx.xx Pg#508.

															1-20-2023-Resolved- Final title policy received. Hence, exception has been resolved.			PUD	xx	xx	xx	Primary	Purchase	667		xx	3.83	$5,837.92	Mos Reviewed:24 Times 1X30:2 Times 1X60:1 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.551%	No	Full Documentation	QC Complete	11/xx/2022
QEOKRISUCPT	xx	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide additional valuation as both CU & LCU score is missing  & as per lender guideline additional valuation required; however, it is missing in the loan file.

Resolved: CU & LCA score received - 10/13

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test Fail : Charged 8.376% Allowed 6.660%  Over by +1.716%

*** (CURED) Title policy missing - EV R
COMMENT:   Final title policy is missing from the loan file. However, values are updated from commitment located at (xx-xx Pg#670).
															11/2/2022: Received final TPOL; hence, exception has been resolved.			Single Family	xx	xx	xx	Primary	Refinance	615	3	xx	8.83	$67,782.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.773%		Alternative	QC Complete	11/xx/2022
B3LTXWV2BFY	xx	xx	xx	Massachusetts	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Borrower is a Permanent Resident Alien , not a US Citizen please provide the PRA card front and Back copy ,Acceptable Visa.

Resolved: PRA card received - 10/13

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged 7.731% Allowed 6.810% Overby +0.921%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.731% Allowed 6.810%  Over by +0.921%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation MA 209 CMR 32.35.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing complete 24 months bank statements needed to calculate income.  Provide xx account ***xx statements for the months ( 11/2021, 3/2021 , 02/2021 & 01/2021 ) to calculate the income accurately.

															Resolved: Bank statement received - 10/13			Single Family	xx	xx	xx	Primary	Purchase	807		xx	6	$8,192.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.075%	Yes	Alternative	QC Complete	11/xx/2022
DXQ0GEHPFVK	xx	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

															Higher-Priced Mortgage Loan Test Fail: Charged 9.056% Allowed 6.810% Over by +2.246%			PUD	xx	xx	xx	Primary	Cash Out	580	1.92	xx	30	$8,739.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.819%		Full Documentation	QC Complete	11/xx/2022
IRWQGUOMYYW	xx	xx	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
															Higher-Priced Mortgage Loan Test Fail : Charged 10.990% Allowed 7.360% Over by +3.630%			Single Family	xx	xx	xx	Primary	Cash Out	601	9.25	xx	20	$20,819.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.842%		Full Documentation	QC Complete	12/xx/2022
L5UJXWFGVPQ	xx	xx	xx	Massachusetts	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test Fail : Charged 8.119% Allowed 6.810% Over by +1.309%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test Fail : Charged 8.119% Allowed 6.810% Over by +1.309%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation MA 209 CMR 32.35.

*** (CURED) 0% Tolerance Fees test fail - EV R
COMMENT:   TRID Violation due to a fee increase on revised CD dated 7/xx/2022. Initial LE dated 06/xx/2022 reflects a Points - Loan Discount Fee at $422.00, however, revised CD dated 7/xx/2022 reflects the  Points - Loan Discount Fee at $843.75.  This is a fee increase of $421.75 which exceeds the 0% tolerance.  Please provide either a valid COC or PCCD, LOE, proof of delivery, and copy of refund check in the amount of $421.75.

															Resolved 10/xx/2022 : Received PCCD with Cure amount and updated, hence condition cleared.			2 Family	xx	xx	xx	Primary	Purchase	771		xx	10	$12,912.96	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.318%	No	Alternative	QC Complete	11/xx/2022
1MWWI44VROY	xx	xx	xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Purchase	730		xx	5	$13,715.58	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.791%	No	Full Documentation	QC Complete	10/xx/2022
FKUWZDPNFMX	xx	xx	xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	670		xx	18	$5,596.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.293%	No	Full Documentation	QC Complete	09/xx/2022
CXLBPJ4WUHJ	xx	xx	xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Dwelling coverage ($293,000) reflecting on the hazard insurance policy is not sufficient to cover the loan amount xx; also require Hazard document Page with Correct Mortgagee Clause.

10/xx/2022 - Updated hazard insurance received with updated dwelling amount. Hence, exception is resolved.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard Insurance policy is missing in the file. Only invoice is present for the hazard insurance policy.

															10/xx/2022 - Resolved - HOI document has been provided. Hence, condition is resolved.			PUD	xx	xx	xx	Investor	Purchase	737					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/xx/2022
1BYUEEZI4F1	xx	xx	xx	Mississippi	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Assets are not sufficient to close - EV R COMMENT: Provide additional asset as asset is shortage for reserve requirement, as per lender guideline cash-out amount can be used for reserves after 2 months verified from borrower's own fund; however, in this loan 2 months X $690.14 = $1,380.28. Borrower's fund = $1,039.08. Hence, asset is shortage for $1,380.28-$1,039.08 = $341.20 Provide additional asset of $341.20 to fulfill the reserve requirement. 10/xx/2022 - Resolved - Additional asset document provided. Hence, Condition has been resolved.			Single Family	xx	xx	xx	Investor	Cash Out	664				$7,528.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.227%		Full Documentation	QC Complete	10/xx/2022
DKXAA2VUMMC	xx	xx	xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide secondary valuation as both CU & LCU scores are missing and as per lender guideline we required secondary valuation; however, it is missing in loan file 10/xx/2022: Resolved- UCDP report has been provided. Hence, condition is resolved.			Single Family	xx	xx	xx	Investor	Cash Out	766					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx			Alternative	QC Complete	10/xx/2022
PEQL0EQAUC4	xx	xx	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R COMMENT: Property is under construction, please provide 1004D Document. 10/xx/2022 - Resolved- Form 1003D has been provided. Hence, condition is resolved.			PUD	xx	xx	xx	Investor	Purchase	762		xx	24.58	$63,369.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.732%	No	Alternative	QC Complete	10/xx/2022
PQ0O4IGDGHA	xx	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Provide a copy of tax returns as the borrower is qualified with the self-employment income and tax returns are missing in the package. 10/xx/2022- Resolved- Signed tax return available in file. Hence, the exception has been resolved.			Single Family	xx	xx	xx	Primary	Purchase	764		xx	3	$21,821.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.635%	No	Full Documentation	QC Complete	10/xx/2022
XQICPPCYD4F	xx	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Purchase Contract is missing - EV R
COMMENT:   Purchase contract of subject property ("xx") is missing in the loan file.

10/xx/2022- Not Resolved - Provided purchase contract for different property "xx". Provide purchase contract of subject property ("xx")

10/xx/2022 - Purchase contract received. Hence, exception is resolved.

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 8.773% Allowed 6.810% Over by +1.963%

*** (CURED) Title policy missing - EV R
COMMENT:   Final title policy is missing from the loan file. However, values are updated from commitment located at (xx_xx Pg#615).

															10/xx/2022- Final title policy received. Hence, exception is resolved.			PUD	xx	xx	xx	Primary	Purchase	746		xx	30	$26,313.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		23.165%	No	Alternative	QC Complete	11/xx/2022
3NS2MKO2U4C	xx	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Missing $56,618.40 in assets needed to close, only $583.33 in verified assets documented in the file.  Missing evidence of xx savings account which is stated on the application.

10/xx/2022 - Resolved - Additional asset document provided. Hence, Condition has been resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.237% Allowed 6.810% Over by +1.427%.

*** (CURED) Mortgage  - EV R
COMMENT:   As per the Short Form Policy located at “xx - Final Title Policy.pdf” shows that the name of insured is “xx” which is different from the original lender of “xx”.

															10/xx/2022- Resolved- Endorsement with correct lender name received. Hence, exception is resolved.			PUD	xx	xx	xx	Primary	Purchase	812		xx	3	$14,541.73	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.986%	Yes	Alternative	QC Complete	11/xx/2022
IUMGXHM5GWM	xx	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test Fail: Charged: 6.289%Allowed: 5.990% Over by: +0.299%			PUD	xx	xx	xx	Primary	Refinance	789	3	xx	11.08	$39,433.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		18.084%		Alternative	QC Complete	11/xx/2022
SK5FJFH4W3W	xx	xx	xx	California	Non-QM/Compliant	4	2	2	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Final 1003 is showing xx in the amount of $xx for a property located at xx, however the credit report is not reflecting this trade line. Missing credit supplement report that reflects the xx. Resolved: Final 1003 received -10/13	*** (WAIVED) Consumer lates exceed guidelines - EV W COMMENT: As per lender guideline, cannot have any 60-day late payments in the past 12 months; this is inclusive of all installments and revolving trade lines. However, on credit report 60 days late payment found on revolving account - xx#xx. 1008 in the file (pg 265-266) shows an exception request for the late payments was approved, however no documentation in the file for the exception approval. Waived: Exception approval received - 10/13	Low LTV / CLTV : LTV is xx% Reserves - $480K is available for Reserve Year in job : 17 Years at job Address: 7 Years at current address	PUD	xx	xx	xx	Primary	Cash Out	627	7	xx	17	$23,774.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.783%		Alternative	QC Complete	10/xx/2022
4XSDQM04XSY	xx	xx	xx	Maryland	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
HJGBM3OJEGU	xx	xx	xx	Maryland	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
PGX4HAYHDBC	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU Scores are missing. Hence, Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) is required as per the guideline. Resolved: Received BPO - 12/23			Single Family	xx	xx	xx	Investor	Refinance	696					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
OQ5YP4ZBN5Z	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	696			3		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent				Alternative	QC Complete	12/xx/2022
5O2BCG3HGKY	xx	xx	xx	Ohio	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per guideline, Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required. Provide CDA or ARR document. Resolved: Received BPO - 12/23	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval for GLF investor cash flow DSCR guidelines 700+=xx% LTV & 6.50% interest rate	Credit Score - Credit Score Guarantor # 1 FICO Score is 707 Guarantor # 2 FICO Score is 759 Assets : xx funds in Seasoned funds (Reserve funds)	Single Family	xx	xx	xx	Investor	Refinance	707					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
SJKQXL1W5AO	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU Scores are missing. Hence, Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) is required as per the guideline. Resolved: BPO received - 12/23 *** (CURED) The property has unrepaired damages - EV R COMMENT: As per appraisal report located at "Appraisal-xx" dated xx the subject property had mold damage. further details are not provided. 1-13-2023- Resolved- Appraisal is "as is" with no damage mentioned on it. Hence, the exception has been resolved.			Single Family	xx	xx	xx	Investor	Refinance	696					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
GAD2G25UGU2	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU Scores are missing. Hence, Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) is required as per the guideline. Resolved: Received BPO - 12/23			2 Family	xx	xx	xx	Investor	Refinance	706					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage				Alternative	QC Complete	12/xx/2022
SADWFUQOUGW	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Provide the hazard insurance of the subject property which reflects the policy period. Not resolved 12/xx/2022: Provided hazard insurance not active with closing date, condition remains same 01/xx/2023 - The settlement statement shows insurance in place at the time of closing and a current policy was provided. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
FCATIBVH5L5	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: As per given package hazard insurance effective start date and end date missing. Not resolved 12/xx/2022: Provided hazard insurance not active with closing date, condition remains same 01/xx/2023 - The settlement statement shows insurance in place at the time of closing and a current policy was provided. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Refinance	708		xx	2		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
U0HHACQW0LT	xx	xx	xx	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	766					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
TIJCMYIXK1Y	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
JQFIDQWAURH	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: As per loan file hazard insurance is provided, however expiration date is missing. Not resolved 12/xx/2022: Provided hazard insurance not active with closing date, condition remains same 01/xx/2023 - The settlement statement shows insurance in place at the time of closing and a current policy was provided. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
S1PC5VFBULO	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Title policy missing - EV R COMMENT: The final title policy is missing from the loan file. However, the title commitment is found at " xx-Title Commitment.pdf" 12-19-2022: Resolved- Final title policy is received. Hence, exception has been resolved.			Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
42ATFL0XSVH	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: As per given package hazard insurance effective start date and end date missing. Not resolved 12/xx/2022: Provided hazard insurance not active with closing date, condition remains same 01/xx/2023 - The settlement statement shows insurance in place at the time of closing and a current policy was provided. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Refinance	708			2		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
I0YY53E5HML	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance - EV R
COMMENT:   As per given package hazard insurance effective start date and end date missing.

Not resolved 12/xx/2022: Provided hazard insurance not active with closing date, condition remains same

01/xx/2023 - The settlement statement shows insurance in place at the time of closing and a current policy was provided. Hence, exception is resolved.

*** (CURED) The property has unrepaired damages - EV R
COMMENT:   The demolition status section of the UT dated 11/xx/2022, shows that there was a demolition on permit issued on 7/xx/2019 for the demolition of the garage. The permit was closed. Further details not provided.

															1-13-2023- Resolved- As per tax note the permit is closed. Hence, the exception has been resolved.			Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
LSX5KXCCN5C	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Provide the hazard insurance of the subject property which reflects the policy period. Not resolved 12/xx/2022: Provided hazard insurance not active with closing date, condition remains same 01/xx/2023 - The settlement statement shows insurance in place at the time of closing and a current policy was provided. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
3JTJJHIGAHA	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage				Alternative	QC Complete	12/xx/2022
BHLV0NRELBV	xx	xx	xx	Ohio	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide secondary valuation are CDA as per lender guideline we required secondary valuation are CDA is missing in the package. Available desk review document do not have specific value on it to determine the variance Resolved: Received BPO - 12/23	*** (WAIVED) Credit history does not meet guidelines - EV W COMMENT: GLF Investor Cash Flow DSCR Guidelines 740+ = xx% & 6.875%	DSCR Ratio - DSCR Ratio - 1.353% (0.103% Over GLF DSCR Min of 1.25%) Low LTV / CLTV - ( Lower LTV of xx% (xx% CLTV) The Personal Guarantor Median FICO score is 793 xx Statement Average Balance $40,000.00	Single Family	xx	xx	xx	Investor	Refinance	793					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
MYTEB13DLH5	xx	xx	xx	Ohio	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide Secondary valuation are CDA as per lender guideline we required Secondary Valuation are CDA is missing in the package. Available Desk review document do not have specific value on it to determine the variance

12/xx/2022 - Not Resolved - We have received Drive-By BPO and it has a variance of 10.256% on negative side. Provide ARR/CDA report.

01/xx/2023 - BPO received. Hence, exception is resolved.

*** (CURED) The property has unrepaired damages - EV R
COMMENT:   As per appraisal report dated xx located at "Appraisal-xx", There is an water leakage in wall ceiling for which evidence of leakage needs to have repairs completed. However, completion report has not been found in the loan file.

															1-20-2023- Resolved- Received repaired letter for water leakage damage. Hence, exception has been removed.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: GLF Investor cash flow DSCR guidelines 740+ = xx% LTV & 6.875% rate	The Personal guarantor median FICO score is 793 DSCR = 1.724% (0.474% over GLF DSCR minimum of 1.25%) Lower LTV of 75% (75% CLTV)	Single Family	xx	xx	xx	Investor	Refinance	793					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
1OA3UWL2ZXE	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide Secondary valuation are CDA as per lender guideline we required Secondary Valuation are CDA is missing in the package. Available Desk review document do not have specific appraised value on it to determine the variance 12/xx/2022 - Not Resolved - We have received Drive-By BPO and it has a variance of 16.000% on negative side. Provide ARR/CDA report. 01/xx/2023 - BPO received. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Cash Out	693					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
IKRJYBPFRE2	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	709		xx	2		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
JJMOXMBDUV5	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU scores are missing and CDA provided with variance of -13.889% ($20000). Hence, we will require AVM. 12/xx/2022 - Resolved - BPO provided. Hence, Condition has been resolved.			Single Family	xx	xx	xx	Investor	Cash Out	709					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
MIGPTHBU01G	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Provide updated lease agreement as lease agreement is already expired for xx resolved :as per lease agreement start date 09-xx-2021 and 08-xx-2022 . However note date is xx . So, lease not expired. 12/27			2 Family	xx	xx	xx	Investor	Refinance	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
BV0DRV4JL2O	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
UMDSJ3GT0NO	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	692					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage	xx			Alternative	QC Complete	12/xx/2022
OM4DIVW50F5	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	741					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
CBGH21MGCFD	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	719			2		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
Z5J0FGYUBQS	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Both CU Score are missing Hence, Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) is required as per the guideline. 12/xx/2022 - Resolved - Drive-By BPO report provided. Hence, the exception has been resolved.			Single Family	xx	xx	xx	Investor	Refinance	690					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
EBXABN5SA2V	xx	xx	xx	Ohio	Not Covered/Exempt	3	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval for Guarantor having three current trade lines, two within the past 24 months and one trade line within 42 months of installment debt	DSCR Ratio - DSCR Ratio DSCR 1.694% Low LTV / CLTV Lower LTV of 70% Credit Score - Credit Score 702 Mid - FICO Score	Single Family	xx	xx	xx	Investor	Refinance	702					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent				Alternative	QC Complete	12/xx/2022
K31RCH0KWBY	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	764					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
OL1SLBY0MLO	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Refinance	764					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
EOSWOXUZNTT	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide a copy of ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties as required by the guidelines.

xx
xx
xx
xx
xx
xx
xx

Resolved: Received BPO - 12/23

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   As per loan file assets are not sufficient to cover the liquid/cash reserves. Hence required more assets to close the liquid/cash reserves.

Assets amount Verified:$82,176.95
Cash to borrower :xx & Liquid/cash reserves :$20,210.59

Resolved: Another bank statement provided (xx) 12/27

*** (CURED) Hazard Insurance - EV R
COMMENT:   Provide a copy of hazard insurance properties - " xx ".

Resolved 12/xx/2022: Received hazard insurance policy and updated, hence condition cleared.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   A per loan file Flood insurance Certificate provided, however Flood Certificate is missing.

															Resolved 12/xx/2022: Received Flood certificate and updated, hence condition cleared.			Single Family	xx	xx	xx	Investor	Purchase	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
1PQDLGGVFLT	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
PZUJDZWRPIK	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
VF3NHFXQYPJ	xx	xx	xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Collateral Desktop analysis is missing from the loan file.

01/xx/2023 - BPO Received. Hence, exception is resolved.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Lease are expired from these property :-

xx
xx
xx
xx
xx
xx

01/xx/2023 - The leases are month on month basis as of 07/xx/2021. Rent increases as of 10/xx/2021 (lease remained month to month). Hence, exception is resolved.

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood certificate missing from the loan file.

															Resolved 12/xx/2022: Received Flood certificate and updated, hence condition cleared.			5 + Family	xx	xx	xx	Investor	Purchase	800					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
LFJHJNRW2DV	xx	xx	xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx

Resolved: Per lender core vest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitizations - 12/27

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Provide Hazard Insurance policy with sufficient coverage to cover minimum of the loan amount or a replacement cost estimator to verify if the dwelling coverage is sufficient.

Resolved: Received HOI policy for all property - 12/23

*** (CURED) Missing flood cert - EV R
COMMENT:   Provide a copy of flood cert as it is missing in the file.

Resolved: Flood certificate received - 12/23

*** (CURED) Missing Title evidence - EV R
															COMMENT: Final title policy along with preliminary policy or commitment is missing from the loan file.			Single Family	xx	xx	xx	Investor	Cash Out	730					Mos Reviewed:105 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
CXJN0STTAKU	xx	xx	xx	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx

Resolved: Per lender core vest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitizations - 12/27

*** (CURED) Missing flood cert - EV R
COMMENT:   Provide a copy of flood certificate is missing in the loan file.

Resolved: Received Flood certificate - 12/23

*** (CURED) Title policy missing - EV R
COMMENT:   Final title policy is missing from the loan file. However, title commitment is available.

															12-19-2022: Not resolved- Need final title policy to resolve this exception. Hence, exception is not resolved.			Single Family	xx	xx	xx	Investor	Refinance	684					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
OHMTUX1IMLZ	xx	xx	xx	New York	Not Covered/Exempt	3	3	1	3	1	No	No	Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties: xx Resolved: Per lender core vest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitizations - 12/27	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

xx
xx
xx
xx
xx
xx
xx
xx
xx

Resolved: Per lender core vest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitizations - 12/27

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Provide a copy of hazard insurance policy with sufficient coverage as the document provided in the file reflects insufficient coverage.

Resolved 12/xx/2022: Received hazard insurance.

*** (CURED) Missing credit report - EV R
COMMENT:   Provide a copy of credit report as it is missing in the loan file.

Resolved: The borrower is a foreign national, xx provided 12/27

*** (CURED) Title policy missing - EV R
															COMMENT: Final Title policy is missing from the loan file. However, preliminary policy is available in the loan file and all the data are captured from it.			2 Family	xx	xx	xx	Investor	Refinance						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:				Alternative	QC Complete	12/xx/2022
YE0JZHMB4HV	xx	xx	xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide a copy of ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties as required by the guidelines.

Property List :-
xx
xx
xx
xx
xx
xx

Resolved: Per lender core vest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood certificate is missing in the loan file.

Resolved 12/xx/2022 : Received Flood Certificate and updated, hence condition cleared.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   As per package lease Document is Expire for xx Lease Expire Date 08/xx/2022 and xx Lease Expire Date 03/xx/2022.

															Resolved: Lease agreement provide in file reflects a month to month auto renewal after the end of current lease period 12/27.			Single Family	xx	xx	xx	Investor	Cash Out	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
1VHULPT2LDL	xx	xx	xx	Connecticut	Not Covered/Exempt	3	3	1	3	1	No	No	Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties: xx Resolved: Per lender core vest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the ad	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx

Resolved: Per lender corevest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Provide lease agreement for the property xx as it is missing in the loan file.

Resolved: Lease Agreement received on 12/23.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Provide a copy of hazard insurance of the subject property which reflects the premium amount.

Not resolved - 12/xx/2022 - Provided insurance does not reflect the premium amount.

Resolved: Received insurance premium for all properties - 1/12

*** (CURED) Title policy missing - EV R
COMMENT:   Final Title Policy is missing from the loan file. The commitment is available in the loan file. However, final title policy received dated 12/xx/2022 which is located at "xx - Final Title Policy" required changes are done. Hence resolve the issue

															12-23-2022: Resolved- Final title policy received. Hence, exception has been resolved.			Single Family	xx	xx	xx	Investor	Cash Out	669					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
HBL4SUCJHGS	xx	xx	xx	Connecticut	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

xx
xx
xx
xx
xx
xx

Resolved: Per lender corevest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Provide a copy of hazard insurance policy with sufficient coverage as the document provided in the file reflects insufficient coverage.

Resolved - 12/xx/2022 - Received hazard insurance.

*** (CURED) Missing flood cert - EV R
COMMENT:   Provide a copy of flood certificate as it is missing in the loan file.

															Resolved - 12/xx/2022 - Received flood certificate.			3 Family	xx	xx	xx	Investor	Refinance	689					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
3PMJKC2XCGI	xx	xx	xx	New York	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx
xx

Resolved: Per lender corevest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood certificate is missing in the loan file.

Resolved: Flood cert received on 12/23.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide a copy of hazard insurance policy as it is missing in the loan file.

															Resolved - 12/xx/2022 - Received hazard insurance.			Single Family	xx	xx	xx	Investor	Cash Out	729					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
NLR2I02QBP5	xx	xx	xx	Connecticut	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

a) xx
b) xx

Resolved: Per lender corevest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Verified assets: $410,380.04, Cash from borrower: $4xx. However shortfall of asset: $xx. Provide recent bank statements to recover the shortfall of asset.

Resolved : Received bank statement #xx with balance $304000 . 12/23.

*** (CURED) Credit report >90 days old at closing - EV R
COMMENT:   Provide updated credit report as credit report date is 11/xx/2021 and consummation date is 3/xx/2022 which is more than 120 days and per lender guideline credit report accepted under 120 days.

Resolved: Per lender guideline credit report is good for 6 months - 12/27

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Dwelling coverage ($618,000.00) reflected on the hazard insurance policy of the subject is not sufficient to cover the loan amount xx, and the annual premium amount is not reflected on the hazard document. Additionally, provide a hazard insurance policy for the property "xx".

Resolved: Hazard insurance document received on 12/23.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Appraisal report for the subject property located at "xx" is missing in the loan file.

Resolved: Appraisal report received - 12/19

*** (CURED) Missing flood cert - EV R
COMMENT:   Provide a copy of flood certificate as it is missing in the loan file.

															Resolved: Flood cert received on 12/23.			5 + Family	xx	xx	xx	Investor	Purchase	786					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
4XWIFIE4FTV	xx	xx	xx	Connecticut	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties:

a) xx
b) xx
c) xx
d) xx
e) xx

Resolved: Per lender corevest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Provide a copy of hazard insurance policy with sufficient coverage as the document provided in the file reflects insufficient coverage.

															Resolved: Hazard insurance document received on 12/23.			3 Family	xx	xx	xx	Investor	Refinance	689					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
VRV0ZD4TIE5	xx	xx	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary valuation missing in the loan file. 01/xx/2023 - BPO received. Hence, exception is resolved.			5 + Family	xx	xx	xx	Investor	Purchase	756					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage			No	Alternative	QC Complete	12/xx/2022
1SSBQWD2WX3	xx	xx	xx	Massachusetts	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide Secondary valuation are CDA as per lender guideline we required Secondary Valuation are CDA is missing in the package. 12/xx/2022 - Resolved - Drive-By BPO report provided. Hence, the exception has been resolved.	*** (WAIVED) DSCR is less than 1.00 - EV W
COMMENT:   As per lender guideline, the minimum DSCR requirement for FICO less than 720 is 1.10; however, DSCR in this transaction is 0.91.

12/xx/2022 - We have received management approval on email to waive this exception with given factors. Hence, exception is waived.

*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   As per loan file appraisal date is xx and note date is xx (129 Days) which is more than 120 days of note date, Hence, we will require appraisal document in which appraisal date should come under 120 day of note date.

																01/xx/2023 - We have received management approval on email to waive this exception with given factors. Hence, exception is waived.	Fico minimum at 620 for this trade - Fico in loan is 673. LTV: xx%. Liquidity is $33K. Lease is above market rent Fico minimum at 620 for this trade - Fico in loan is 673. LTV: xx%. Liquidity is $33K. Lease is above market rent	Single Family	xx	xx	xx	Investor	Cash Out	673					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
WDJMFTVBACM	xx	xx	xx	New York	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required as per the guideline, missing in the loan document. Provide updated document 01/xx/2023 - BPO received. Hence, exception is resolved.	*** (WAIVED) DSCR is less than 1.00 - EV W COMMENT: As per Lender guideline (CoreVest DSCR Guidelines Feb 2022 Final.pdf) Minimum DSCR ratio 1.00; FICO Score 680-699 and LTV is 70% For this loan DSCR is 0.83 and LTV more than 70% does not meet the guidelines. 01/xx/2023 - We have received management approval on email to waive this exception with given factors. Hence, exception is waived.	$3500 lease exceeds $3000 market rent from the 1007 which was used in the DSCR calculation. Reserves of $84k	Single Family	xx	xx	xx	Investor	Cash Out	682					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
UBVJ1VYRC4J	xx	xx	xx	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	746					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
VZGUZZMFDPR	xx	xx	xx	West Virginia	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Provide Lease agreement for this property"xx" which is expired on 10/xx/2021.

Resolved :as per the lease agreement present in loan file , the lease period is November 1st 2020 to October 31st 2021 after that the lease continues to month to month lease. 12/27

*** (CURED) The property has unrepaired damages - EV R
COMMENT:   “xx”.
As per appraisal report dated 9/xx/2021 located at “xx”, the subject property is in fair condition. The detached garage has some rear areas of rotten siding and a rear broken window. However, the completion report is not found in loan file.

															1-24-2023- Resolved- Repaired photos are provided. Hence, exception has been resolved.			Single Family	xx	xx	xx	Investor	Cash Out	733					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
0FLP4FZAUVQ	xx	xx	xx	Maryland	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Provide the lease agreements of the Subject property : "xx "- unit 3,And unit 2,3 of property :xx . Resolved: Received Lease agreement - 1/12 *** (CURED) Missing Required Disclosures - EV R COMMENT: Provide the tax documents of the properties - xx. Resolved: Received Tax sheet - 1/12			3 Family	xx	xx	xx	Investor	Refinance	733					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
MVRG0PVZUDB	xx	xx	xx	Ohio	Not Covered/Exempt	4	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: " All 8 Properties appraisal date is xx and closing date is xx". which is more than 120 days. Provide the updated Appraisal's with in 90 days for all Properties. Properties address are:: "xx xx xx xx xx xx xx xx" Not resolved : Appraisal documents missing in the loan file with in 120 days 12/27. 12/xx/2022 - We have received exception approval for above exception on email and as per we are waiving this exception.	Below are the compensating factors: 1. FICO: 790 2. LTV: xx% 3. DSCR: 1.74x 4. Liquidity: $200,000+ 5. Borrower is experienced 6. All properties are leased - no vacant properties.	Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	790					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/xx/2023
FCYKMP1WLOR	xx	xx	xx	Virginia	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	735					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
VKX3LCMJR21	xx	xx	xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU scores are missing. Hence, as per the guideline, an appraisal risk review (ARR) or collateral desktop analysis (CDA) is required.

01/xx/2023 - BPO received. Hence, exception is resolved.

*** (CURED) Property is Commercial Prop - EV R
COMMENT:   As per tax report located at “Ln#xx.PG#42”, the subject property type is commercial. As per appraisal report the subject is a 6 unit apartment building.

1-13-2023- Exception is informational.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Received single page Guaranty Agreement which is incomplete. Please provide all the pages of agreement.

															Resolved - 12/xx/2022 - Received Guaranty agreement.			5 + Family	xx	xx	xx	Investor	Purchase	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
VITWRCRG0ON	xx	xx	xx	Maryland	Not Covered/Exempt	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	808					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/xx/2022
Y1CTKX23RZQ	xx	xx	xx	Wisconsin	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Appraisal Risk review date xx is after closing date xx. Resolved: Received BPO - 12/23			Single Family	xx	xx	xx	Investor	Cash Out	757					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
AOI1QQNNJF5	xx	xx	xx	Missouri	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/xx/2022
BRY4MII4IKB	xx	xx	xx	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	719					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
ODK0XYSVHDU	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: As per the lenders guidelines CDA is required for this loan, however the CDA is missing in this package. Resolved - 12/xx/2022: Received BPO for the property and resolved condition.			Single Family	xx	xx	xx	Investor	Cash Out	750					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
LJ3DJOJMG35	xx	xx	xx	Pennsylvania	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	796					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
EIJTWOBUFGV	xx	xx	xx	Pennsylvania	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	796					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
44T30SUXMU4	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	750					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:24 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
IROZOEC2BEG	xx	xx	xx	Delaware	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Additional valuation present in package is dated xx which is after closing date xx. Resolved : Condition not required. Additional valuation present in package is Effective date is xx and closing date xx. 12/27			Single Family	xx	xx	xx	Investor	Cash Out	797					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
FC4WXWF2INI	xx	xx	xx	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R COMMENT: Dwelling coverage ($235640) reflecting on the hazard insurance policy is not sufficient to cover the loan amount xx. Hence, replacement cost is required Resolved 12/xx/2022: Received hazard insurance policy with dwelling coverage ($664807) and updated, hence condition cleared.			Single Family	xx	xx	xx	Investor	Cash Out	794					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
HPW5MS1K1BB	xx	xx	xx	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	689					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
KTRIQIC3L5L	xx	xx	xx	Pennsylvania	Not Covered/Exempt	4	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
VWSTWJ4GNM1	xx	xx	xx	Maryland	Not Covered/Exempt	3	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	741					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/xx/2022
RRAOXVGWIPW	xx	xx	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Initial and final 1003 application are missing from the package.

08/xx/2022 - Initial 1003 received. Final 1003 is not required on the business purpose loans. Hence, exception is resolved.

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   PUD rider missing in the package.

08/xx/2022 - Deed/Mortgages do not populate riders to the deed for PUD and Condo as there is specific language in the deeds that support this. Hence, exception is resolved.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   This is DSCR loan, however lease agreement or 1007 is missing in file. Unable to calculate DSCR.

08/xx/2022 - We have received the client confirmation with screen shot as this loan is no ratio loan. Hence, no action is needed and condition is resolved.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   Prepayment rider is missing from the loan file.

															08/xx/2022 - Client do not issue prepay riders to the deed. All prepay verbiage in embedded in the notes. Hence, exception is resolved.			PUD	xx	xx	xx	Investor	Purchase	751					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/xx/2022
5XUXTBXJGH2	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Borrower Identity Missing - EV R COMMENT: Borrower's government photo ID is missing in the file. Resolved: Received Identity Affidavit with notarization from the closing agent.-10/7 *** (CURED) Application Missing - EV R COMMENT: Final 1003 is missing in file. 08/xx/2022 - Initial 1003 was available in loan file. Final 1003 is not required on the business purpose loans. Hence, exception is resolved.			Single Family	xx	xx	xx	Investor	Purchase	724					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/xx/2022
H0YRL1OUV4I	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   Final 1003 is missing the loan file.

08/xx/2022 - Initial 1003 was available in loan file. Final 1003 is not required on the business purpose loans. Hence, exception is resolved.

*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Borrower's government photo ID is missing in the file.

Resolved: Driver's License received -10/7

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   Prepayment rider is missing in the file.

															08/xx/2022 - Client do not issue prepay riders to the deed. All prepay verbiage in embedded in the notes. Hence, exception is resolved.			4 Family	xx	xx	xx	Investor	Cash Out	707					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	11/xx/2022
ZB15EQCJSUD	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	713	7.92	xx	22	$39,300.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.420%		Full Documentation	QC Complete	05/xx/2022
PIQK3PFVFDT	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 5.408%  Allowed 5.120%  Over by+0.288%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 5.408%  Allowed 5.120% Over by +0.288%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation (CA AB 260, California Financial Code Division 1.9 4995(a)).

*** (CURED) Reverification within 10 days is missing - EV R
COMMENT:   Verbal verification within 10 days of closing is missing in file.

															5/xx/2022 - Received VVOE dated 2/2/2022 which is prior to PCCD in the file in which disbursement date is 2/3/2022 and issued date is 2/xx/2022.			Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	799		xx	14	$27,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.638%	No	Full Documentation	QC Complete	11/xx/2022
20BMGZ5M5N3	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						PUD	xx	xx	xx	Secondary	Purchase	771		xx	3.25	$37,650.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.770%	No	Full Documentation	QC Complete	05/xx/2022
EU11LR3IYXL	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	748	5.91	xx	10	$9,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.881%		Full Documentation	QC Complete	05/xx/2022
QKBMYBZMF4A	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	803		xx	10	$36,498.38	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		16.275%	No	Full Documentation	QC Complete	05/xx/2022
YDUSWD1OS55	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	803		xx	10	$36,943.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		16.996%	No	Full Documentation	QC Complete	05/xx/2022
KVXDZ0HMEBQ	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) DTI > 50% - EV R COMMENT: Profit and Loss (P&L) statement for 2021 available in file & income calculated as $8,346.25. DTI is 89.93% which exceeds the guidelines limit 6/2/2022 - Not Resolved - Income calculated as $100,155 / 12 months = $8,346.25. (Officer Salary is considered in the calculation) 6/3/2022 - Resolved - Income calculated officer salary $84,000/12 = $7,000 and $100,155/12 = $8346.25 from the Net Income for the company. Total income $15,346.25. Hence DTI (48.91%) is within the threshold limit and condition is resolved.			Single Family	xx	xx	xx	Primary	Cash Out	754	2	xx	9	$15,346.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.910%		Full Documentation	QC Complete	05/xx/2022
4N2TTLKTGO0	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Assets do not meet guidelines - EV R COMMENT: Gift latter available in loan file from father-in-law and husband which amount of $19,279.26 and $167,782 respectively. However bank statement missing in file to reflect gift amount credited. 5/xx/2022 - Received Gift letter , proof of deposit in bank and incoming wire document for the gifts. Hence condition is resolved.			Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	797		xx	3	$10,375.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.172%	Yes	Full Documentation	QC Complete	05/xx/2022
135EDQBXL1S	xx	xx	xx	California	Non-QM/Compliant	2	2	2	1	1	No	No	*** (WAIVED) Assets do not meet guidelines - EV W
COMMENT:   Asset is not sufficient for Reserve. Verified Asset is $16,667.38 and Cash from Borrower is $11,362.00 and as per lender guideline we required reserve for 4 month if LTV is more than 75%. In this loan LTV is xx% so Reserve amount = 4 months X $2,944.50 = $11,778.00. However after closing Borrower have $5,305.38 asset is remaining. Asset Shortage $11,362.00-$5,305.38 = $6,056.62.

5/xx/2022 - Not Resolved - Received PCCD from client with cash to close $12,932.73 (cash from borrower). Verified assets $3,608.66 and Gift funds $13,058.52 ($1,846.52+$11,212) in the file $16,667.18 and reserve requirement $11,778. Short of assets $8,043.55

																6/8/2022 - Received LOE with compensating factor to offset short reserves in the loan citing this as an warning and waived off the exception.	1. The subject property is primary residence and the only property borrower owns. 2. Housing ratio (front-end) is only 28.04%, even the back-end is 32.04% as borrower does have little obligations on debts. 3. Borrower has a good credit score, 779with established history nearly12 years. She has never been late on any of accounts, very responsible borrower with stable and reliable payment behavior.	Single Family	xx	xx	xx	Primary	Refinance	779	0.67	xx	2.91	$10,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.043%		Full Documentation	QC Complete	05/xx/2022
KYPFTYPQCGY	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Cash reserves less than required by guidelines - EV R COMMENT: Assets are short in the amount of $260.53. Funds required at closing per the Final CD $260.53, however asset documents are missing. 5/xx/2022 - In the file we have PCCD dated 02/xx/2022 and Cash to close is $2,000 (Cash to borrower). Hence asset are not required. Condition is resolved.			PUD	xx	xx	xx	Primary	Refinance	725	2.53	xx	4.75	$14,091.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		33.327%		Full Documentation	QC Complete	08/xx/2022
47245381	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged  4.606%  Allowed 4.220%  Over by +0.386%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :  Charged  4.606%  Allowed  4.220% Over by  +0.386%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation (CA AB 260, California Financial Code Division 1.9 4995(a)).			Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	721	2	xx	4	$7,107.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.996%		Full Documentation	QC Complete	11/xx/2022
66500637	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	787	0.42	xx	4.5	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.990%		Full Documentation	QC Complete	05/xx/2022
17558149	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Purchase	720		xx	3.33	$16,280.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.845%	No	Full Documentation	QC Complete	05/xx/2022
10080784	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Refinance	765	2	xx	5	$8,281.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.770%		Alternative	QC Complete	05/xx/2022
4STNHPSUFVS	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	787	9	xx	6	$20,711.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.570%		Full Documentation	QC Complete	05/xx/2022
0XZ4SQAJQ5R	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	702	4.16	xx	10	$5,327.09	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:30 Max Days Dlq Last 12 Mos:30 Verification Type:Credit Report	xx	40.424%		Full Documentation	QC Complete	05/xx/2022
JJ5SJZGL35P	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	813	3	xx	2.83	$8,644.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.277%		Full Documentation	QC Complete	05/xx/2022
M0EJFDWWJST	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	723		xx	3.53	$8,713.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.941%		Full Documentation	QC Complete	05/xx/2022
PZUW1CV5JDX	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail 4.395%  4.340%  +0.055%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail  Charged: 4.395%  Allowed: 4.340%  Over by:+0.055%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation (CA AB 260, California Financial Code Division 1.9 4995(a)).			Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	722	1.42	xx	25	$11,254.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.981%		Alternative	QC Complete	11/xx/2022
94140453	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	771	4	xx	20	$37,263.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.653%		Full Documentation	QC Complete	05/xx/2022
WLNNZGV51VM	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Refinance	745	2.17	xx	12	$8,995.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.616%		Full Documentation	QC Complete	05/xx/2022
W5Y1MD45CMR	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	751	7	xx	4	$13,551.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.808%		Full Documentation	QC Complete	05/xx/2022
TM5CL41OC0V	xx	xx	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Cash reserves less than required by guidelines - EV R COMMENT: As per given package verified asset amount $108848.58 and cash to close $xx, required reserves $10,243.72. Liquid cash reserves $8,499.19. Shortage reserves $1744.53, assets are not sufficient to close need additional assets. 5/xx/2022 - Received Post close bank statement with evidence of Closing cost been paid by borrower from the Bank xx a/c #xx and xx a/c #xx and have sufficient balance to cover the reserve requirement. Hence condition is resolved			PUD	xx	xx	xx	Primary	Purchase	751		xx	5.92	$17,271.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.406%	No	Alternative	QC Complete	08/xx/2022
41198166	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	750		xx	3	$13,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.124%	Yes	Full Documentation	QC Complete	05/xx/2022